Note 8 - Intangible Assets - Estimated Future Amortization Expense (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
2018	$ 537
2019	477
2020	404
2021	303
2022	202
Thereafter	156
	2,079
Mortgage Servicing Rights [Member]
2018	438
2019	378
2020	305
2021	256
2022	191
Thereafter	156
	1,724	$ 1,604
Core Deposits [Member]
2018	99
2019	99
2020	99
2021	47
2022	11
Thereafter	0
	$ 355	$ 454